Loss Per Share (Details Narrative) shares in Millions	2 Months Ended
Jun. 30, 2026 shares
Common Class A [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Potentially dilutive securities excluded from the measurement of loss per share	6.3